Schedule of remuneration for thermal generators with guaranteed power capacity (Details)	12 Months Ended
Dec. 31, 2021
Remuneration For Guaranteed Power Capacity To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
Period	Summer - Winter
Remuneration SRRYME No. 1/19 (US$ / MW-month)	7,000
Remuneration SE No. 31/20 ($ / MW-month)	360,000
Remuneration SE No. 440/21 ($ / MW-month)	464,400
Remuneration For Guaranteed Power Capacity To Thermal Generators 1 [Member]
IfrsStatementLineItems [Line Items]
Period	Fall - Spring
Remuneration SRRYME No. 1/19 (US$ / MW-month)	5,500
Remuneration SE No. 31/20 ($ / MW-month)	270,000
Remuneration SE No. 440/21 ($ / MW-month)	348,300